Share-based payments - Share-Based Payment Amounts Included in the Income Statements as Operating Costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (16)	$ (18)	$ (53)	$ (52)
Restricted share units (RSUs) and performance share units (PSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	(9)	(10)	(38)	(35)
Employee savings plan and deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total share-based payments	$ (7)	$ (8)	$ (15)	$ (17)